Prepaid and other assets	12 Months Ended
Aug. 31, 2021
Prepaid and other assets

14. Prepaid and other assets

	August 31, 2021	August 31, 2020	September 1, 2019
Insurance	$54	$20	$11
Listing fees	32	31	30
Drilling	200	-	-
Legal retainers and other	46	27	50
Total Prepaid Expenses	$332	$78	$91